Net interest income (Narrative) (Details) - Barclays Bank Group [member] - GBP (£)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Condensed Income Statements, Captions [Line Items]
Costs to originate credit card balances	£ 585	£ 486	£ 470,000,000
Interest income on impaired financial assets accrued	9	16	16,000,000
Gain (loss) on hedge ineffectiveness recognised in net interest income	£ (127)	£ (63)	£ 71,000,000